Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund - Institutional Shares Institutional) (Vanguard Intermediate-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2014
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Annual Total Return
2014	6.99%
2013	(3.42%)
2012	7.05%
2011	10.78%
2010	9.53%
2009	6.95%
2008	5.05%
2007	7.73%